Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies
Consumer Price Index	100.4	100.878	101.184
Change in percentages of consumer price index	(0.47%)	(0.30%)	(0.90%)
Exchange rate of dollar	3.467	3.845	3.902
Change in percentages of dollar	(9.83%)	(1.46%)	0.33%